Land Use Rights, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Land use rights, net
Weighted average remaining lease term (in years)	5 years	6 years		5 years
Cost	¥ 4,609,201	¥ 2,681,762
Less: Accumulated amortization	(248,528)	(172,902)
Land use rights, net	4,360,673	2,508,860		$ 668,302
Amortization expenses	75,627	48,328	¥ 38,516
Title certificates for land use right with carrying value not obtained	¥ 303,554	¥ 167,812
Land use rights
Land use rights, net
Weighted average remaining lease term (in years)	44 years			44 years
Land use rights | Maximum
Land use rights, net
Lease term (in years)	50 years